AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Schedule Of Unrealized Loss On Investments) (Details) $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Fair Value, Less than 12 months	$ 16,620	$ 12,729
Available-for-sale securities, Unrealized losses, Less than 12 months	185	49
Available-for-sale securities, Fair Value, 12 months or longer	6,827	9,562
Available-for-sale securities, Unrealized losses, 12 months or longer	13	34
Available-for-sale securities, Fair Value Total	23,447	22,291
Available-for-sale securities, Unrealized losses, Total	$ 198	$ 83
Number of securities in a loss position	46	62
Corporate Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Fair Value, Less than 12 months	$ 16,620	$ 12,274
Available-for-sale securities, Unrealized losses, Less than 12 months	185	49
Available-for-sale securities, Fair Value, 12 months or longer	6,827	8,333
Available-for-sale securities, Unrealized losses, 12 months or longer	13	32
Available-for-sale securities, Fair Value Total	23,447	20,607
Available-for-sale securities, Unrealized losses, Total	$ 198	81
Certificates of Deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Fair Value, Less than 12 months		455
Available-for-sale securities, Unrealized losses, Less than 12 months
Available-for-sale securities, Fair Value, 12 months or longer		1,229
Available-for-sale securities, Unrealized losses, 12 months or longer		2
Available-for-sale securities, Fair Value Total		1,684
Available-for-sale securities, Unrealized losses, Total		$ 2